Financial instruments recognized in the statement of financial position and related effect on the income statement - Disclosure of detailed information about financial instruments (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 30,206	€ 57,416
Financial assets, fair value	30,206	57,416
Financial liabilities	31,475	37,615
Financial liabilities, fair value	31,475	37,615
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31,475	37,615
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,416	13,771
Financial liabilities, fair value	9,416	13,771
Financial liabilities—non-current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—non-current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,416	13,771
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,790	8,802
Financial liabilities, fair value	10,790	8,802
Financial liabilities—current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,790	8,802
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,269	15,042
Financial liabilities, fair value	11,269	15,042
Trade payables and others | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables and others | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,269	15,042
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,376	44,765
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,830	12,651
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,480	10,455
Financial assets, fair value	10,480	10,455
Non-current financial assets | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,480	10,455
Non-current financial assets | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,830	12,651
Financial assets, fair value	8,830	12,651
Trade receivables and others | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,830	12,651
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,435	6,218
Financial assets, fair value	4,435	6,218
Short-term investments | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,435	6,218
Short-term investments | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,461	28,092
Financial assets, fair value	6,461	28,092
Cash and cash equivalents | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,461	28,092
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0